Annual Total Returns - Industrials Portfolio [BarChart] - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Industrials Portfolio - Industrials Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(4.88%)
Annual Return 2012	19.60%
Annual Return 2013	39.90%
Annual Return 2014	5.81%
Annual Return 2015	(1.97%)
Annual Return 2016	15.53%
Annual Return 2017	20.08%
Annual Return 2018	(15.27%)
Annual Return 2019	27.99%
Annual Return 2020	11.74%